UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2007

Date of reporting period: SEPTEMBER 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Securities (54.82%)
Bank Debt (44.27%) (1)
Alumina and Aluminum Production and Processing (2.87%)
Revere Industries, LLC, 2nd Lien Term Loan, LIBOR + 10%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $42,196,000)	$42,196,000	$38,398,360	2.87%

Basic Chemical Manufacturing (0.18%)
Hawkeye Renewables, LLC, 2nd Lien Term Loan, LIBOR + 7.25%, due 6/30/13
(Acquired 7/18/06, Amortized Cost $2,742,730)	$2,813,056	2,409,852	0.18%

Communications Equipment Manufacturing (8.32%)
Dialogic Corporation, Senior Secured Note, LIBOR + 8%, due 3/28/12
(Acquired 9/28/06, Amortized Cost $45,712,166) (2)	$45,712,166	49,003,442	3.67%
Enterasys Network Distribution Ltd., Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $6,399,703) - (Ireland) (2)	$6,530,309	6,481,332	0.48%
Enterasys Networks, Inc., Senior Secured Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $28,060,237) (2)	$28,632,895	28,418,148	2.13%
Gores Ent Holdings, Inc., Senior Secured Note, LIBOR + 9.166%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $24,269,566) (2)	$27,638,279	27,285,891	2.04%
Total Communications Equipment Manufacturing		111,188,813

Data Processing, Hosting and Related Services (2.55%)
Terremark Worldwide, Inc., 1st Lien Term Loan, LIBOR + 3.75%, due 7/31/12
(Acquired 8/1/07, Amortized Cost $9,809,986)	$9,809,986	9,800,176	0.74%
Terremark Worldwide, Inc., 2nd Lien Term Loan,
LIBOR + 3.25% + 4.5% PIK, due 1/31/13
(Acquired 8/1/07, Amortized Cost $23,916,928)	$24,057,422	24,237,853	1.81%
Total Data Processing, Hosting and Related Services		34,038,029

Electric Power Generation, Transmission and Distribution (0.07%)
La Paloma Generating Company, Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Amortized Cost $2,977,479) (3)	$34,463,939	925,852	0.07%

Motor Vehicle Manufacturing ((0.06)%)
General Motors Corporation, Revolver, due 7/20/11
(Acquired 9/26/07 and 9/27/07, Amortized Cost $(745,850))	$10,000,000	(810,000)	(0.06)%

Office of Real Estate Agents and Brokers (0.58%)
Realogy Corporation, Revolver, due 4/10/13
(Acquired 6/28/07, 7/9/07, 7/13/07, and 8/17/07, Amortized Cost $(1,226,250))	$20,000,000	(1,660,000)	(0.12)%
Realogy Corporation, Delayed Draw B Term Loan, LIBOR + 3%, due 10/10/13
(Acquired 7/17/07, 7/18/07, 7/19/07, 8/15/07, and 8/16/07, Amortized Cost $9,411,250)	$10,000,000	9,390,000	0.70%
Total Office of Real Estate Agents and Brokers		7,730,000

Plastics Product Manufacturing (0.38%)
WinCup, Inc., Subordinated Promissory Note, 10% PIK, due 5/29/10
(Acquired 2/28/07, Amortized Cost $5,092,309) (2), (9)	$5,092,309	5,066,847	0.38%

Satellite Telecommunications (6.20%)
ProtoStar Limited, Senior Secured Note, LIBOR + 9.5%, due 7/12/08
(Acquired 7/12/07, Amortized Cost $7,374,419)	$7,374,419	7,374,419	0.55%
WildBlue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR + 4% Cash + 2.5% PIK, due 12/31/09
(Acquired 6/6/06, Amortized Cost $36,231,312)	$36,276,134	36,127,402	2.70%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount	Fair Value	Percent of Cash and Investments

Debt Securities (continued)
Satellite Telecommunications (continued)
WildBlue Communications, Inc., 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $38,151,424)	$39,582,379	$39,469,569	2.95%
Total Satellite Telecommunications		82,971,390

Scheduled Air Transportation (3.45%)
Northwest Airlines, Inc., 1st Preferred Mortgage, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $25,403,495)	$25,590,187	26,402,676	1.98%
Northwest Airlines, Inc., 1st Preferred Mortgage, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $13,863,408)	$13,804,247	14,320,016	1.07%
Northwest Airlines, Inc., 1st Preferred Mortgage, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $4,964,355)	$5,178,497	5,371,982	0.40%
Total Scheduled Air Transportation		46,094,674

Semiconductor and Other Electronic Component Manufacturing (6.85%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 4.75%, due 12/18/12
(Acquired 7/12/07, Amortized Cost $4,030,101)	$4,208,983	3,977,488	0.30%
Isola USA Corporation, 2nd Lien Term Loan, LIBOR + 7.75%, due 12/18/13
(Acquired 12/21/06, 4/16/07 and 5/22/07, Amortized Cost $34,747,512)	$35,866,469	34,790,475	2.60%
Vitesse Semiconductor Corporation, 1st Lien Term Loan,
LIBOR + 4% cash + 5% PIK, due 6/7/10
(Acquired 6/7/06, Amortized Cost $41,216,422)	$41,216,422	52,757,021	3.95%
Total Semiconductor and Other Electronic Component Manufacturing		91,524,984

Wired Telecommunications Carriers (12.88%)
Casema, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 4.75% PIK, due 9/12/16
(Acquired 10/3/06, Amortized Cost $46,235,566) - (Netherlands) (4)	€36,165,667	51,823,296	3.88%
Global Crossing Limited, Tranche B Term Loan, LIBOR + 6.25%, due 5/9/12
(Acquired 6/4/07, Amortized Cost $14,675,094)	$14,675,094	14,528,343	1.09%
Integra Telecom, Inc., 2nd Lien Senior Secured Term Loan,
LIBOR + 7%, due 2/28/14
(Acquired 9/5/07, Amortized Cost $13,924,310)	$14,504,490	14,649,534	1.10%
Integra Telecom, Inc., Unsecured Term Loan (Holdco),
LIBOR + 10% PIK, due 8/31/14
(Acquired 9/5/07, Amortized Cost $16,576,560)	$16,576,560	16,908,091	1.26%
Interstate Fibernet, Inc., 1st Lien Term Loan, LIBOR + 4%, due 7/31/13
(Acquired 8/1/07, Amortized Cost $19,128,242)	$19,669,143	19,685,527	1.47%
Interstate Fibernet, Inc., 2nd Lien Term Loan, LIBOR + 7.5%, due 7/31/14
(Acquired 7/31/07, Amortized Cost $21,074,082)	$21,074,082	21,442,879	1.60%
NEF Telecom Company BV, 2nd Lien Term Loan, EURIBOR + 5%, due 2/16/17
(Acquired 8/29/07, Amortized Cost $3,461,038) - (Bulgaria) (4)	€2,528,890	3,613,379	0.27%
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 4.25% Cash + 5.25% PIK, due 8/16/17
(Acquired 8/29/07, Amortized Cost $28,160,708) - (Bulgaria) (4)	€20,566,936	29,511,570	2.21%
Total Wired Telecommunications Carriers		172,162,619

Total Bank Debt (Cost $567,834,302)		591,701,420

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount or Shares	Fair Value	Percent of Cash and Investments

Debt Securities (continued)
Other Corporate Debt Securities (10.55%)
Electric Power Generation, Transmission and Distribution (0.02%)
Calpine Generating Company, Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11 (3)	$879,000	$ 324,483	0.02%

Nonferrous Metal (except Aluminum) Production and Processing (0.30%)
International Wire Group, Senior Secured Notes, 10%, due 10/15/11 (2), (5)	$3,940,000	4,012,496	0.30%

Other Amusement and Recreation Industries (3.82%)
Bally Total Fitness Holdings, Inc., Senior Subordinated Notes, 9.875%, due 10/15/07	$55,469,000	51,031,480	3.82%

Plastics Product Manufacturing (1.65%)
Pliant Corporation, Senior Secured Notes, 11.125%, due 9/1/09	$21,799,000	19,918,836	1.49%
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $16,144,412) (2), (3), (5), (6)	$16,527,000	2,109,837	0.16%
Total Plastics Product Manufacturing		22,028,673

Printing and Related Support Activities (2.13%)
Phoenix Color Corporation, Senior Subordinated Notes, 13%, due 2/1/09	$28,376,000	28,446,940	2.13%

Miscellaneous Securities (2.63%) (7)	$50,868,000	35,207,162	2.63%

Total Other Corporate Debt Securities (Cost $159,557,609)		141,051,234

Total Debt Securities (Cost $727,391,911)		732,752,654

Equity Securities (32.40%)
Activities Related to Credit Intermediation (4.65%)
Online Resources Corporation, Series A-1 Convertible Preferred Stock
(Acquired 7/3/06, Cost $52,744,807) (2), (3), (5), (6)	52,744.807	62,159,755	4.65%

Basic Chemical Manufacturing (0.27%)
THL Hawkeye Equity Investors, L.P. Interest
(Acquired 7/25/06, Cost $5,626,113) (3), (5)	5,626,113	3,628,843	0.27%

Communications Equipment Manufacturing (3.26%)
Dialogic Corporation, Class A Convertible Preferred Shares
(Acquired 9/28/06, Cost $7,032,638) (2), (3), (5), (6)	7,197,769	13,153,923	0.98%
Gores Ent Holdings, Inc., Series A Convertible Preferred Stock
(Acquired 3/1/06 and 11/7/06, Cost $24,613,227) (2), (3), (5), (6)	24,613.227	27,259,149	2.04%
Gores Ent Holdings, Inc., Series B Convertible Preferred Stock
(Acquired 3/1/06, Cost $2,815,947) (2), (3), (5), (6)	4,369.871	3,146,307	0.24%
Total Communications Equipment Manufacturing		43,559,379

Depository Credit Intermediation (2.53%)
Doral Holdings, LP
(Acquired 7/12/07, Cost $19,111,941) (3), (5)	19,111,941	33,816,515	2.53%

Electric Power Generation, Transmission and Distribution (2.95%)
Mach Gen, LLC, Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $2,173,595) (3), (5)	12,075	13,131,562	0.98%
Mach Gen, LLC, Warrants to purchase Warrant Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $597,390) (3), (5)	3,236	1,779,800	0.14%
Mirant Corporation, Common Stock (3)	601,311	24,461,331	1.83%
Total Electric Power Generation, Transmission and Distribution		39,372,693

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Company

Security	Shares	Fair Value	Percent of Cash and Investments

Equity Securities (continued)
Glass and Glass Products Manufacturing (2.93%)
Owens Corning, Inc., Common Stock (3)	1,562,769	$39,147,364	2.93%

Motor Vehicle Parts Manufacturing (6.35%)
EaglePicher Holdings, Inc., Common Stock
(Acquired 3/9/05, Cost $47,302,876) (2), (3), (5), (6), (8)	2,561,000	84,813,918	6.35%

Nonferrous Metal (except Aluminum) Production and Processing (0.99%)
International Wire Group, Inc., Common Stock (2), (3), (5), (6)	637,171	13,221,298	0.99%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holdings, Inc., Common Stock
(Acquired 4/3/06, Cost $403,486) (3), (5), (10)	179,327	46,401	0.00%

Plastics Product Manufacturing (6.43%)
Pliant Corporation, Common Stock (3)	515	515	0.00%
Pliant Corporation, 13% PIK Preferred Stock	6,347	2,868,228	0.21%
Radnor Holdings, Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $16,977,271) (2), (3), (5), (6)	18,656,037	-	0.00%
Radnor Holdings, Common Stock
(Acquired 7/31/06, Cost $141,356) (2), (3), (5), (6)	70	-	0.00%
Radnor Holdings, Non-Voting Common Stock
(Acquired 7/31/06, Cost $1,489,840) (2), (3), (5), (6)	724	-	0.00%
Radnor Holdings, Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (2), (3), (5), (6)	1	-	0.00%
Radnor Holdings, Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (2), (3), (5), (6)	1	-	0.00%
WinCup, Inc., Common Stock
(Acquired 11/29/06, Cost $73,517,938) (2), (3), (5), (9)	73,517,938	83,071,204	6.22%
Total Plastics Product Manufacturing		85,939,947

Satellite Telecommunications (0.09%)
WildBlue Communications, Inc., Non-Voting Warrants
(Acquired 10/23/06, Cost $1,205,976) (3), (5)	2,819,810	1,268,914	0.09%

Semiconductor and Other Electronic Component Manufacturing (0.39%)
TPG Hattrick Holdco, LLC, Common Units
(Acquired 4/21/06, Cost $3,829,067) (3), (5)	2,296,747	5,144,713	0.39%

Wired Telecommunications Carriers (0.77%)
Integra Telecom, Inc., Warrants to purchase various Common and Preferred Stock
(Acquired 7/31/06, Cost $907,054) (3), (5)	2,712,204	4,298,836	0.32%
NEF Kamchia Co-Investment Fund, LP
(Acquired 7/30/07, Cost $5,780,030) - (Bulgaria) (3), (4), (5)	4,215,000	6,013,540	0.45%
		10,312,376

Miscellaneous Securities (0.79%) (7)	581,214	10,595,531	0.79%

Total Equity Securities (Cost $364,139,488)		433,027,647

Total Investments in Securities (Cost $1,091.531,399)		1,165,780,301

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2007

Showing Percentage of Total Cash and Investments of the Company

Security	Principal Amount	Fair Value	Percent of Cash and Investments

Cash and Cash Equivalents (12.78%)
Citigroup Funding Commercial Paper, 5.40%, due 10/16/07	$17,800,000	$17,714,560	1.33%
Kitty Hawk Commercial Paper, 5.55%, due 10/15/07	$5,000,000	4,978,417	0.37%
Ranger Commercial Paper, 5.15%, due 10/4/07	$12,500,000	12,474,965	0.94%
Ranger Commercial Paper, 5.15%, due 10/22/07	$5,000,000	4,979,972	0.37%
Toyota Motor Credit Corporation Commercial Paper, 5.22%, due 10/1/07	$1,400,000	1,396,346	0.11%
Toyota Motor Credit Corporation Commercial Paper, 4.70%, due 10/1/07	$2,200,000	2,199,138	0.17%
Toyota Motor Credit Corporation Commercial Paper, 5.30%, due 10/9/07	$30,000,000	29,845,417	2.23%
Toyota Motor Credit Corporation Commercial Paper, 5.16%, due 10/10/07	$19,000,000	18,937,363	1.42%
Union Bank of California Certificate of Deposit, 5.35%, due 10/3/07	$24,500,000	24,500,000	1.83%
Wachovia Corporation Commercial Paper, 5.55%, due 10/4/07	$35,000,000	34,908,271	2.61%
Wachovia Corporation Commercial Paper, 5.105%, due 10/29/07	$2,700,000	2,688,131	0.20%
Wachovia Corporation Commercial Paper, 5.10%, due 10/25/07	$13,600,000	13,544,127	1.01%
Wells Fargo Bank Overnight Repurchase Agreement, 4.35%	$395,997	395,997	0.03%
Cash Held on Account at Various Institutions	$2,185,687	2,185,687	0.16%
Total Cash and Cash Equivalents (11)		170,748,391

Total Cash and Investments in Securities		$1,336,528,692	100.00%

Notes to Statement of Investments

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)
Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended September 30, 2007 were as follows:

Security	Beginning Balance	Acquisitions	Dispositions	Net Change in Unrealized Appreciation / (Depreciation)	Ending Balance	Interest and Dividends Earned

EaglePicher Holdings, Inc., Common Stock	$55,368,820	$-	$-	$29,445,098	$84,813,918	$-
Dialogic Corporation, Senior Secured Note, LIBOR + 8%, due 3/28/12	45,940,727	-	-	3,062,715	49,003,442	4,636,452
Dialogic Corporation, Class A Convertible Preferred Shares	7,053,814	-	-	6,100,109	13,153,923	-
Enterasys Network Distribution Ltd., Senior Secured Note, LIBOR + 9%, due 2/22/11	6,954,779	-	-	(473,447)	6,481,332	711,872
Enterasys Networks, Inc., Senior Secured Note, LIBOR + 9%, due 2/22/11	30,494,033	-	-	(2,075,885)	28,418,148	3,121,284
Gores Ent Holdings, Inc., Senior Secured Note, LIBOR + 9.166%, due 2/22/11	27,638,279	-	-	(352,388)	27,285,891	3,047,652
Gores Ent Holdings, Inc., Series A Convertible Preferred Stock	33,720,121	-	-	(6,460,972)	27,259,149	-
Gores Ent Holdings, Inc., Series B Convertible Preferred Stock	4,800,959	-	-	(1,654,652)	3,146,307	-
International Wire Group, Senior Secured Notes, 10%, due 10/15/11	4,008,950	-	-	3,546	4,012,496	295,500

International Wire Group, Inc., Common Stock	10,863,766	-	-	2,357,532	13,221,298	-
Jo-Ann Stores, Inc., Common Stock	49,105,216	-	(49,106,716)	1,500	-	-
Online Resources Corporation, Senior Secured Loan, LIBOR + 7%, due 6/26/11	61,271,884	-	(60,972,997)	(298,887)	-	1,047,973
Online Resources Corporation, Series A-1 Convertible Preferred Stock	52,744,807	-	-	9,414,948	62,159,755	-
Radnor Holdings, Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09	2,109,837	-	-	-	2,109,837	-
Radnor Holdings, Series A Convertible Preferred Stock	-	-	-	-	-	-
Radnor Holdings, Common Stock	-	-	-	-	-	-
Radnor Holdings, Non-Voting Common Stock	-	-	-	-	-	-
Radnor Holdings, Warrants for Common Stock	-	-	-	-	-	-
Radnor Holdings, Warrants for Non-Voting Common Stock	-	-	-	-	-	-
WinCup, Inc., Common Stock	87,837,569	-	-	(4,766,365)	83,071,204	-
WinCup, Inc., Subordinated Promissory Note, 10% PIK, due 5/29/10	-	4,923,000	-	143,847	5,066,847	299,445

(3)	Non-income producing security.

(4)	Principal amount denominated in euros. Amortized cost and fair value converted from euros to U.S. dollars.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)	Miscellaneous Securities is comprised of certain unrestricted security positions that have not previously been publicly disclosed.

(8)	The Company's advisor may demand registration at any time more than 180 days following the first initial public offering of common equity by the issuer.

(9)	Issuer is majority-owned by the Company.

(10)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3.

(11)	Cash and cash equivalents include $13,544,127 segregated for certain unfunded commitments.

Aggregatepurchases and aggregate sales of investment securities, other than Government securities, totaled $427,240,198 and $465,128,139, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,091,531,399. Net unrealized appreciation aggregated $65,586,752, of which $141,462,155 related to appreciated investment securities and $75,875,403 related to depreciated investment securities.

The total value of restricted securities as of September 30, 2007 was $953,778,431, or 71.36% of total cash and investments of the Company.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2007

By: /s/ Peyman S. Ardestani
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: November 29, 2007